Preferred and Income Securities ETF Expense Example - Preferred and Income Securities ETF - ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	321
Expense Example, with Redemption, 10 Years	$ 744